8. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Basic and diluted loss per share
	2023	2022	2021

Basic and diluted loss per common share	$(0.05)	$(2.05)	$(0.04)

Weighted average number of common shares outstanding (basic and diluted)	16,816,969	16,773,544	17,766,969